Quarterly Report
January 31, 2024
MFS®  Lifetime®  2030 Fund
ML3-Q3

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 98.8%
Bond Funds – 52.5%
MFS Emerging Markets Debt Fund - Class R6	1,560,770	$18,401,473
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,793,566	15,783,648
MFS Global Opportunistic Bond Fund - Class R6	6,178,728	49,924,125
MFS Government Securities Fund - Class R6	8,454,837	73,472,534
MFS High Income Fund - Class R6	10,286,806	31,477,625
MFS Inflation-Adjusted Bond Fund - Class R6	7,664,814	70,056,403
MFS Limited Maturity Fund - Class R6	9,057,107	52,440,648
MFS Total Return Bond Fund - Class R6	10,369,080	98,817,336
		$410,373,792
International Stock Funds – 9.6%
MFS Blended Research International Equity Fund - Class R6	3,028,559	$36,342,714
MFS International Growth Fund - Class R6	227,003	9,061,945
MFS International Intrinsic Value Fund - Class R6	242,852	9,065,684
MFS International New Discovery Fund - Class R6	84,693	2,605,143
MFS Research International Fund - Class R6	834,096	18,191,637
		$75,267,123
Non-Traditional Funds – 4.7%
MFS Commodity Strategy Fund - Class R6	5,204,822	$18,268,925
MFS Global Real Estate Fund - Class R6	1,120,590	18,175,967
		$36,444,892
U.S. Stock Funds – 30.4%
MFS Blended Research Core Equity Fund - Class R6	696,465	$22,809,226
MFS Blended Research Growth Equity Fund - Class R6	1,132,661	22,732,509
MFS Blended Research Mid Cap Equity Fund - Class R6	2,934,183	38,643,197
MFS Blended Research Small Cap Equity Fund - Class R6	597,230	8,940,530
MFS Blended Research Value Equity Fund - Class R6	1,703,018	25,834,777
MFS Growth Fund - Class R6	125,272	22,693,000
MFS Mid Cap Growth Fund - Class R6 (a)	653,421	19,302,043
MFS Mid Cap Value Fund - Class R6	638,764	19,348,153
MFS New Discovery Fund - Class R6 (a)	155,770	4,493,979
MFS New Discovery Value Fund - Class R6	260,509	4,475,545
MFS Research Fund - Class R6	423,730	22,809,386
MFS Value Fund - Class R6	546,149	25,947,555
		$238,029,900
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.4% (v)	12,435,613	$12,436,857
Total Investment Companies		$772,552,564

Other Assets, Less Liabilities – 1.2%		9,581,158
Net Assets – 100.0%		$782,133,722
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $772,552,564.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$772,552,564	$—	$—	$772,552,564
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$24,199,011	$2,059,413	$7,294,553	$1,016,969	$2,828,386	$22,809,226
MFS Blended Research Growth Equity Fund	24,202,990	1,858,382	9,277,452	2,176,210	3,772,379	22,732,509
MFS Blended Research International Equity Fund	34,356,888	3,894,749	2,348,103	25,621	413,559	36,342,714
MFS Blended Research Mid Cap Equity Fund	37,514,705	4,256,174	8,278,823	746,019	4,405,122	38,643,197
MFS Blended Research Small Cap Equity Fund	8,552,667	1,081,846	2,046,232	170,666	1,181,583	8,940,530
MFS Blended Research Value Equity Fund	24,102,443	2,429,894	3,047,854	118,993	2,231,301	25,834,777
MFS Commodity Strategy Fund	16,990,558	3,445,397	1,891,775	(523,126)	247,871	18,268,925
MFS Emerging Markets Debt Fund	17,262,057	1,837,415	1,074,365	(286,042)	662,408	18,401,473
MFS Emerging Markets Debt Local Currency Fund	13,859,609	2,271,186	441,645	(82,599)	177,097	15,783,648
MFS Global Opportunistic Bond Fund	41,621,545	8,179,805	702,366	(141,741)	966,882	49,924,125
MFS Global Real Estate Fund	17,370,095	2,918,049	2,304,852	35,072	157,603	18,175,967
MFS Government Securities Fund	69,170,001	12,330,512	6,372,525	(1,237,643)	(417,811)	73,472,534
MFS Growth Fund	24,365,037	2,777,162	9,014,325	3,657,344	907,782	22,693,000
MFS High Income Fund	27,685,361	4,181,910	1,201,463	(181,081)	992,898	31,477,625
MFS Inflation-Adjusted Bond Fund	58,854,970	15,183,167	1,388,256	(321,919)	(2,271,559)	70,056,403
MFS Institutional Money Market Portfolio	861,210	24,104,646	12,528,667	(144)	(188)	12,436,857
MFS International Growth Fund	8,681,370	1,208,390	742,648	54,787	(139,954)	9,061,945
MFS International Intrinsic Value Fund	8,643,267	1,749,966	745,683	952	(582,818)	9,065,684
MFS International New Discovery Fund	3,443,196	154,109	918,985	260,852	(334,029)	2,605,143
MFS Limited Maturity Fund	35,401,757	16,834,424	442,488	(33,477)	680,432	52,440,648
MFS Mid Cap Growth Fund	18,779,895	1,520,541	3,814,267	1,394,049	1,421,825	19,302,043
MFS Mid Cap Value Fund	18,934,027	2,171,333	2,979,864	146,930	1,075,727	19,348,153
MFS New Discovery Fund	4,285,537	648,027	733,060	24,809	268,666	4,493,979
MFS New Discovery Value Fund	4,282,850	856,020	767,381	21,170	82,886	4,475,545
MFS Research Fund	24,259,980	2,868,269	6,423,621	1,443,942	660,816	22,809,386
MFS Research International Fund	17,328,831	2,055,154	1,256,741	41,846	22,547	18,191,637
MFS Total Return Bond Fund	83,572,771	18,207,231	2,950,294	(744,489)	732,117	98,817,336
MFS Value Fund	24,074,652	3,566,015	1,819,076	7,131	118,833	25,947,555
	$692,657,280	$144,649,186	$92,807,364	$7,791,101	$20,262,361	$772,552,564
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$246,626	$700,734
MFS Blended Research Growth Equity Fund	166,636	—
MFS Blended Research International Equity Fund	1,050,100	—
MFS Blended Research Mid Cap Equity Fund	481,737	500,944
MFS Blended Research Small Cap Equity Fund	87,441	—
MFS Blended Research Value Equity Fund	402,571	551,398
MFS Commodity Strategy Fund	394,758	—
MFS Emerging Markets Debt Fund	852,917	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Local Currency Fund	$573,269	$—
MFS Global Opportunistic Bond Fund	1,101,719	—
MFS Global Real Estate Fund	372,605	—
MFS Government Securities Fund	1,982,630	—
MFS Growth Fund	—	1,131,001
MFS High Income Fund	1,375,873	—
MFS Inflation-Adjusted Bond Fund	2,487,613	—
MFS Institutional Money Market Portfolio	184,203	—
MFS International Growth Fund	158,200	105,214
MFS International Intrinsic Value Fund	185,752	825,711
MFS International New Discovery Fund	56,386	63,204
MFS Limited Maturity Fund	1,298,945	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	317,384	280,381
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	127,083	161,299
MFS Research Fund	201,569	1,410,967
MFS Research International Fund	340,729	—
MFS Total Return Bond Fund	3,003,492	—
MFS Value Fund	367,724	1,640,350
	$17,817,962	$7,371,203
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